PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 28, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2025

Cost
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579
Additions	17	20,688	36,735	6,571	43,112	107,123
Additions through business acquisitions	45,010	89,043	176,916	—	—	310,969
Transfers	—	7,674	45,086	1,004	(53,764)	—
Disposals(1)	—	(451)	(34,009)	(3,872)	—	(38,332)
Balance, December 28, 2025	$173,935	$767,480	$1,663,051	$178,811	$47,062	$2,830,339

Accumulated depreciation
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Depreciation (note 22)	—	28,441	78,979	11,590	—	119,010
Disposals(1)	—	(207)	(29,978)	(3,544)	—	(33,729)
Balance, December 28, 2025	$—	$314,394	$899,186	$149,040	$—	$1,362,620
Carrying amount, December 28, 2025	$173,935	$453,086	$763,865	$29,771	$47,062	$1,467,719

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2024

Cost
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494
Additions	238	24,652	55,770	8,065	53,764	142,489
Transfers	—	73,707	103,684	3,910	(181,301)	—
Disposals(1)	(899)	(49,319)	(35,091)	(9,095)	—	(94,404)
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579

Accumulated depreciation
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Depreciation (note 22)	—	26,620	72,996	11,516	—	111,132
Disposals(1)	—	(23,785)	(28,897)	(9,090)	—	(61,772)
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Carrying amount, December 29, 2024	$128,908	$364,366	$588,138	$34,114	$57,714	$1,173,240
(1) Disposals include the write-off of certain equipment relating to facility closures. See note 19 "Restructuring and acquisition-related costs" for additional information.

Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.
As at December 28, 2025, there were contractual purchase obligations outstanding of approximately $55.7 million (December 29, 2024 - $50.7 million)